ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	$ 455.6	$ 427.6	$ 445.3
Total other comprehensive loss, net of tax	(0.4)	(14.2)	(11.3)
Balance at end of period	80.7	455.6	427.6
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(55.8)	(41.6)	(30.3)
Total other comprehensive loss, net of tax	(0.4)	(14.2)	(11.3)
Balance at end of period	(56.2)	(55.8)	(41.6)
Currency translation adjustments:
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(56.7)	(40.1)	(28.1)
Total other comprehensive loss, net of tax	0.6	(16.6)	(12.0)
Balance at end of period	(56.1)	(56.7)	(40.1)
Pensions and other benefit plans:
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	0.9	(1.5)	(2.2)
Change in pensions and other benefit plans	(1.5)	3.1	1.0
Tax benefit (expense)	0.5	(0.7)	(0.3)
Total other comprehensive loss, net of tax	(1.0)	2.4	0.7
Balance at end of period	$ (0.1)	$ 0.9	$ (1.5)